Securities Act File No. 333-177484

As filed with the Securities and Exchange Commission on November 23, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1                                    ☒

Post-Effective Amendment No.                                     ☐

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 23, 2011 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Pre-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.
(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-177484) filed with the Securities and Exchange Commission on October 24, 2011 (SEC Accession No. 0001193125-11-278680).

This Post-Effective Amendment is being filed solely for the purpose of filing the consent of the Independent Registered Certified Public Accounting Firm as an exhibit to the Registration Statement.

PART C

OTHER INFORMATION

Item 15.                Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in the Registrant’s Amended and Restated Declaration of Trust and Bylaws, which are incorporated hereby reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suite or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.                Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust (5)

(2)	Bylaws (5)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus)

(5)	See Exhibits 1 and 2

(6)	(a) Investment Advisory Agreements

(i) Investment Advisory Agreement (2)
(ii) Investment Advisory Agreement Schedule A dated December 30, 2011 (to be filed by amendment)

(b) Sub-Advisory Agreements

(i) Transamerica Morgan Stanley Growth Opportunities VP dated May 1, 2002, as amended (to be filed by amendment)
(ii) Transamerica WMC Diversified Equity VP dated April 9, 2010, as amended (to be filed by amendment)
(7)	Distribution Agreement (1)
(a) Amendment and Restated Distribution Agreement dated November 1, 2007 (6)
(b) Updated Schedule I only dated December 30, 2011 (to be filed by amendment)

(8)	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 (9)

(9)	Custodian Agreement dated January 1, 2011 (12)

(10)	Plan of Distribution under rule 12b-1
(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (6)
(1) Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (7)
(2) Updated Schedule A only dated December 30, 2011 (to be filed by amendment)

(b) Multiple Class Plan dated January 22, 2009 (8)

(11)	Opinion of counsel as to the legality of the securities (17)

(12)	Form of opinion of counsel as to tax matters (17)

(13)	(1)	Administrative Services Agreement dated July 15, 2010 (11)
		a.	Updated Schedule A only dated December 30, 2011 (to be filed by amendment)

	(1)		Transfer Agency Agreement, as amended through May 1, 2008 (8)

	(2)		Expense Limitation Agreement (3)
		a.	Amended and Restated Expense Limitation Agreement dated May 1, 2011 (13)
		b.	Updated Schedule A and B only dated December 30, 2011 (to be filed by amendment)

	(4)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended (4)
		a.	Amendment dated May 1, 2010 (10)
		b.	Amendment dated May 1, 2011 (13)

	(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009 (10)
		a.	Amendment dated May 1, 2010 (10)
		b.	Amendment dated May 1, 2011 (13)

	(6)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 (8)

	(7)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended(10)
		a.	Amendment dated May 1, 2010 (10)
		b.	Amendment dated May 1, 2011 (13)

	(8)	Participation Agreement with Transamerica Advisors Life Insurance Company of New York dated September 1, 2008, as amended (11)
		a.	Amendment dated May 1, 2010 (10)
		b.	Amendment dated May 1, 2011 (13)

(14)	Consent of Independent Registered Certified Public Accounting firm (filed herein)

(15)	Not applicable

(16)	Powers of Attorney (16)

(17)	(a)	Code of Ethics - Joint Transamerica Series Trust and Transamerica Asset Management, Inc.(6)
	(b)	Code of Ethics – Morgan Stanley Investment Management Inc. (14)
	(c)	Code of Ethics – Wellington Management Company, LLP (15)
	(d)	Prospectus dated May 1, 2011, as supplemented through October 14, 2011 (17)
	(e)	Statement of Additional Information dated May 1, 2011 as supplemented through August 17, 2011, as supplemented through October 13, 2011 (17)
	(f)	Annual Report to Shareholders for the year ended December 31, 2010 (17)
	(g)	Semi-Annual Report to Shareholders for the period ended June 30, 2011 (17)

-----------------

(1)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(2)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
(9)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 108 to the Registration Statement filed on February 26, 2010 (File No. 33-02659).
(10)	Previously filed with Post-Effective Amendment No. 91 to the Registration Statement filed on April 28, 2010 and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 93 to the Registration Statement filed on August 13, 2010 and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 95 to the Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008.
(15)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(16)	Previously filed with the Registration Statement on Form N-14 filed on January 22, 2010 and incorporated herein by reference.
(17)	Previously filed with the Registration Statement on Form N-14 filed on October 24, 2011 and incorporated herein by reference.

Item 17

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 22nd day of November 2011.

TRANSAMERICA SERIES TRUST

By:	/s/ John K. Carter
John K. Carter President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	November 22, 2011

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	November 22, 2011

/s/ Leo J. Hill Leo J. Hill*	Trustee	November 22, 2011

/s/ David W. Jennings David W. Jennings*	Trustee	November 22, 2011

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	November 22, 2011

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	November 22, 2011

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	November 22, 2011

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	November 22, 2011

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	November 22, 2011

/s/ John W. Waechter John W. Waechter*	Trustee	November 22, 2011

/s/ Robert A DeVault, Jr. Robert A. DeVault, Jr.	Vice President, Treasurer and Principal Financial Officer	November 22, 2011

* By:/s/Dennis P. Gallagher Dennis P. Gallagher**		November 22, 2011

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(14)	Consent of Independent Registered Certified Public Accounting firm